EMPLOYEE BENEFIT PLANS (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Abstract]
Defined benefit pension plan	$ 131,589	$ 129,931
Severance obligation	38,041	51,289
Retirement Pension Premium Plan and Senior Management Pension Plan Premium	119,526	105,158
Other long term benefits	408,245	364,424
Post-employment and long-term benefit plans	$ 697,401	$ 650,802